LEASES - Weighted Average Remaining Lease Term and Discount Rate (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases
Weighted average remaining lease term (years), operating leases	3 years 3 months 18 days	2 years 4 months 24 days
Weighted average discount rate, operating leases	6.40%	3.70%